Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	$ 17,645,920	$ 17,774,416
Less: impairment	914,955	2,648,945
Less: accumulated depreciation	5,358,480	8,498,697
Property, plant and equipment, net	11,372,485	6,626,774
Property and buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	11,606,914	5,397,008
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	5,367,205	12,084,239
Vehicle[Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	218,326	156,119
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	143,481	137,050
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	$ 309,994